Quarterly Report
November 30, 2024
MFS®  Diversified
Income Fund
DIF-Q3

Portfolio of Investments
11/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 44.7%
Aerospace & Defense – 0.3%
Boeing Co., 2.196%, 2/04/2026	$920,000	$889,102
Boeing Co., 5.15%, 5/01/2030	561,000	558,589
Boeing Co., 5.805%, 5/01/2050	1,953,000	1,867,365
General Dynamics Corp., 3.625%, 4/01/2030	1,362,000	1,302,865
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	324,000	329,990
L3 Harris Technologies, Inc., 5.4%, 1/15/2027	1,222,000	1,242,163
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	892,000	912,492
		$7,102,566
Asset-Backed & Securitized – 1.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.119%, 11/15/2054 (i)	$6,415,123	$273,765
ACREC 2021-FL1 Ltd., “A”, FLR, 5.875% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	744,436	742,648
ACREC 2023-FL2 LLC, “A”, FLR, 6.839% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	888,433	887,760
American Credit Acceptance Receivables Trust, 2024-2, “A”, 5.9%, 2/12/2027 (n)	357,635	358,962
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	130,237	130,369
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 5.389% (SOFR - 1mo. + 0.6%), 2/18/2028	1,038,198	1,038,727
Arbor Realty Trust, Inc., CLO, 2021-FL1, “A”, FLR, 5.694% ((SOFR - 1mo. + 0.11448%) + 0.97%), 12/15/2035 (n)	226,027	225,137
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.223% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	998,500	990,644
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.424% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	484,000	482,160
AREIT 2022-CRE6 Trust, “AS”, FLR, 6.41% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	946,500	940,371
AREIT 2023-CRE8 Trust LLC, “A”, FLR, 6.722% (SOFR - 1mo. + 2.1118%), 8/17/2041 (n)	474,249	476,073
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	224,486	225,185
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	241,302	243,748
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.714%, 2/15/2054 (i)	3,466,183	257,098
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.639%, 12/15/2055 (i)	4,269,415	151,019
BDS 2021-FL7 Ltd., “B”, FLR, 6.225% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	431,500	428,846
BDS Ltd., 2024-FL13, “A”, FLR, 6.186% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	365,500	365,451
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.258%, 3/15/2054 (i)	6,653,586	313,879
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.995%, 6/15/2054 (i)	6,493,329	250,494
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.368%, 7/15/2054 (i)	7,524,252	425,332
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.809%, 7/15/2055 (i)	6,961,032	303,044
Bridgecrest Lending Auto Securitization Trust, 2024-2, “A2”, 5.78%, 2/16/2027	521,283	522,442
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	219,702	223,171
Chase Auto Owner Trust, 2024-5A, “A2”, 4.4%, 11/26/2027 (n)	354,743	353,883
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 5.905% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	830,860	835,679
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.972%, 12/15/2072 (i)(n)	9,107,144	305,010
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	756,897	755,037
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.876%, 4/15/2054 (i)	4,793,070	163,863
Commercial Mortgage Pass-Through Certificates, 2022-BN43, “XA”, 1.068%, 8/15/2055 (i)	7,920,489	431,661
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “A2”, 5.867%, 12/10/2041 (n)	201,342	205,703
Dell Equipment Finance Trust, 2023-3, “A2”, 6.1%, 4/23/2029 (n)	237,622	238,502
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	18,704	18,708
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	142,578	142,742
ELM Trust, 2024-ELM, “A10”, 5.801%, 6/10/2039 (n)	401,338	405,655
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	234,585	236,420
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	270,969	272,220
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	305,074	308,670
GLS Auto Select Receivables Trust, 2024-2A, “A-2”, 5.77%, 6/15/2027 (n)	899,035	902,090
KREF 2018-FT1 Ltd., “A”, FLR, 5.795% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	396,419	393,216
KREF 2018-FT1 Ltd., “AS”, FLR, 6.025% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	526,000	516,293
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	92,338	92,446
LAD Auto Receivables Trust, 2023-1A, “A2”, 5.68%, 10/15/2026 (n)	35,455	35,477
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	365,104	366,064
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.474% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	750,000	746,155
MF1 2020-FL4 Ltd., “A”, FLR, 6.424% ((SOFR - 1mo. + 0.11448%) + 1.7%), 12/15/2035 (n)	415,876	416,127
MF1 2021-FL5 Ltd., “AS”, FLR, 5.923% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	985,000	980,597

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2021-FL5 Ltd., “B”, FLR, 6.174% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	$1,241,000	$1,233,590
MF1 2022-FL8 Ltd., “A”, FLR, 5.956% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	1,384,134	1,380,392
MF1 Multi-Family Housing Mortgage Loan Trust, 2024-FL5, “A”, FLR, 6.298% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	1,151,000	1,149,283
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.973%, 12/15/2051 (i)	8,920,448	241,661
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.406%, 5/15/2054 (i)	2,675,233	147,815
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	849,311	855,837
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.044%, 7/25/2069 (n)	416,755	414,180
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/25/2028 (n)	393,000	396,865
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/25/2028 (n)	218,000	220,058
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	390,571	392,905
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	636,910	640,574
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	91,296	91,739
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	224,160	223,757
OBX Trust, 2024-NQM16, “A1”, 5.53%, 10/25/2064 (n)	448,624	449,045
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)	685,102	688,556
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	427,726	431,212
OBX Trust, 2024-NQM6, “A1”, 6.447%, 2/25/2064 (n)	731,604	740,094
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	208,000	210,522
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	484,413	482,876
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 5.902% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (n)	155,466	154,878
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 6.202% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (n)	109,000	109,084
Santander Drive Auto Receivables Trust, 2024-1, “A2”, 5.71%, 2/16/2027	137,894	138,156
SBNA Auto Lease Trust, 2023-A, “A2”, 6.27%, 4/20/2026 (n)	401,260	403,019
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)	247,900	248,341
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	803,189	804,552
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	224,452	224,484
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)	870,305	878,276
Verus Securitization Trust, 2024-7,“A1”, 5.095%, 9/25/2069 (n)	1,288,100	1,280,526
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	401,129	402,790
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.102%, 1/15/2052 (i)(n)	5,001,965	152,049
Westlake Automobile Receivables Trust, 2024-1A, “A2B”, FLR, 5.368% (SOFR - 1mo. + 0.57%), 3/15/2027 (n)	557,154	557,619
World Omni Select Auto Trust, 2023-A, “A2B”, FLR, 5.648% (SOFR - 30 day + 0.85%), 3/15/2027	254,428	254,641
		$35,377,919
Automotive – 0.3%
Cummins, Inc., 5.45%, 2/20/2054	$638,000	$654,409
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026	1,800,000	1,842,637
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029	801,000	808,914
Ford Motor Credit Co. LLC, 3.25%, 2/12/2032	836,000	713,077
Hyundai Capital America, 6.375%, 4/08/2030 (n)	1,300,000	1,376,512
		$5,395,549
Broadcasting – 0.3%
Prosus N.V., 4.193%, 1/19/2032 (n)	$881,000	$801,030
Prosus N.V., 4.027%, 8/03/2050 (n)	1,149,000	800,771
Walt Disney Co., 3.5%, 5/13/2040	2,155,000	1,791,522
Walt Disney Co., 3.8%, 5/13/2060	1,364,000	1,052,474
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	1,008,000	909,595
		$5,355,392
Brokerage & Asset Managers – 0.2%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	$756,000	$777,252
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	812,000	870,084
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	1,219,000	1,199,931
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	1,273,000	1,194,878
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)	517,000	527,688
		$4,569,833

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – 0.1%
Ferguson Enterprises, Inc., 5%, 10/03/2034		$1,048,000	$1,026,897
Vulcan Materials Co., 3.5%, 6/01/2030		814,000	763,292
Vulcan Materials Co., 4.5%, 6/15/2047		419,000	366,831
Vulcan Materials Co., 5.7%, 12/01/2054		581,000	601,757
			$2,758,777
Business Services – 0.3%
Fiserv, Inc., 4.4%, 7/01/2049		$2,188,000	$1,892,267
Mastercard, Inc., 4.35%, 1/15/2032		1,236,000	1,214,416
Mastercard, Inc., 3.85%, 3/26/2050		1,013,000	828,182
Visa, Inc., 2.05%, 4/15/2030		1,506,000	1,331,469
Visa, Inc., 2%, 8/15/2050		1,120,000	647,069
			$5,913,403
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		$1,998,000	$2,055,647
Comcast Corp., 5.35%, 5/15/2053		1,359,000	1,337,671
United Group B.V., 6.75%, 2/15/2031 (n)	EUR	214,000	231,006
United Group B.V., 6.5%, 10/31/2031 (n)		460,000	489,775
Videotron Ltd., 3.625%, 6/15/2029 (n)		$1,603,000	1,499,340
Videotron Ltd., 5.7%, 1/15/2035 (n)		885,000	895,436
			$6,508,875
Chemicals – 0.1%
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		$744,000	$645,779
Sociedad Quimica y Minera de Chile S.A., 5.5%, 9/10/2034 (n)		734,000	708,097
			$1,353,876
Computer Software – 0.2%
Accenture Capital, Inc., 4.25%, 10/04/2031		$716,000	$700,326
Accenture Capital, Inc., 4.5%, 10/04/2034		478,000	464,764
Cisco Systems, Inc., 5.5%, 1/15/2040		745,000	778,638
Microsoft Corp., 2.525%, 6/01/2050		1,939,000	1,258,442
Microsoft Corp., 2.5%, 9/15/2050		1,594,000	1,020,245
Oracle Corp., 5.55%, 2/06/2053		908,000	908,126
			$5,130,541
Computer Software - Systems – 0.2%
Apple, Inc., 1.7%, 8/05/2031		$2,280,000	$1,930,643
Apple, Inc., 2.65%, 5/11/2050		2,533,000	1,666,794
			$3,597,437
Conglomerates – 0.3%
nVent Finance S.à r.l., 5.65%, 5/15/2033		$668,000	$683,386
Regal Rexnord Corp., 6.05%, 4/15/2028		1,114,000	1,145,711
Regal Rexnord Corp., 6.3%, 2/15/2030		955,000	996,072
Regal Rexnord Corp., 6.4%, 4/15/2033		150,000	158,072
Sisecam UK PLC, 8.625%, 5/02/2032 (n)		815,000	823,106
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		1,429,000	1,423,547
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		699,000	722,410
			$5,952,304
Consumer Products – 0.3%
Haleon US Capital LLC, 3.625%, 3/24/2032		$935,000	$863,310
Kenvue, Inc., 5%, 3/22/2030		1,572,000	1,606,947
Kenvue, Inc., 5.1%, 3/22/2043		1,017,000	1,012,637
Kenvue, Inc., 5.05%, 3/22/2053		774,000	756,898
Mattel, Inc., 3.75%, 4/01/2029 (n)		1,307,000	1,236,263
			$5,476,055

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.2%
Booking Holdings, Inc., 3.55%, 3/15/2028		$1,367,000	$1,329,290
Booking Holdings, Inc., 4.625%, 4/13/2030		405,000	405,822
CBRE Group, Inc., 5.95%, 8/15/2034		1,813,000	1,911,609
Meituan, 4.625%, 10/02/2029 (n)		599,000	587,218
Meituan, 3.05%, 10/28/2030 (n)		402,000	359,036
			$4,592,975
Containers – 0.1%
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		$2,000,000	$1,819,228
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 5.875%, 4/10/2034		$1,326,000	$1,350,863
Electronics – 0.2%
Analog Devices, Inc., 5.05%, 4/01/2034		$1,569,000	$1,595,452
Broadcom, Inc., 5.05%, 7/12/2029		702,000	709,905
Intel Corp., 5.7%, 2/10/2053		892,000	851,498
Lam Research Corp., 4.875%, 3/15/2049		1,260,000	1,186,292
			$4,343,147
Emerging Market Quasi-Sovereign – 3.1%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		$870,000	$791,942
Abu Dhabi Development Holding Co. PJSC, 5.375%, 5/08/2029 (n)		710,000	724,897
Abu Dhabi Development Holding Co. PJSC, 4.375%, 10/02/2031 (n)		677,000	658,437
Abu Dhabi Development Holding Co. PJSC, 5.5%, 5/08/2034 (n)		1,214,000	1,254,334
Abu Dhabi Development Holding Co. PJSC, 5.25%, 10/02/2054 (n)		718,000	685,241
Abu Dhabi National Energy Co., 4.75%, 3/09/2037 (n)		549,000	528,945
Abu Dhabi National Energy Co. PJSC, 4.696%, 4/24/2033 (n)		1,147,000	1,128,513
Banco del Estado de Chile, 7.95% to 5/02/2029, FLR (CMT - 5yr. + 3.228%) to 11/02/2172 (n)		610,000	637,630
Banco do Brasil S.A., 6%, 3/18/2031 (n)		868,000	866,645
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		753,000	787,924
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		1,041,000	1,035,093
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	1,054,000	1,035,975
Centrais Eletricas Brasileiras S.A., 6.5%, 1/11/2035 (n)		$746,000	722,688
Chile Electricity Lux MPC II S.à r.l., 6.01%, 1/20/2033 (n)		462,235	468,956
Codelco, Inc. (Republic of Chile), 6.44%, 1/26/2036 (n)		597,000	621,042
Comision Federal de Electricidad (United Mexican States), 5.7%, 1/24/2030 (n)		675,000	659,713
Comision Federal de Electricidad (United Mexican States), 6.45%, 1/24/2035 (n)		683,000	656,929
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029 (n)		1,013,000	1,019,624
Development Bank of Kazakhstan JSC, 5.5%, 4/15/2027 (n)		911,000	919,026
Development Bank of Kazakhstan JSC, 5.25%, 10/23/2029 (n)		672,000	673,629
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		878,000	777,959
Ecopetrol S.A. (Republic of Colombia), 7.75%, 2/01/2032		848,000	832,605
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)		1,694,000	1,282,968
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		624,000	617,191
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031 (n)		454,000	392,183
Empresa Nacional del Petroleo (Republic of Chile), 6.15%, 5/10/2033 (n)		800,000	811,762
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		487,000	490,924
Empresa Nacional del Petroleo (Republic of Chile), 4.5%, 9/14/2047		895,000	695,355
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		3,186,000	3,185,975
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		684,000	681,913
Export-Import Bank of India, 5.5%, 1/18/2033 (n)		2,154,000	2,213,809
GACI First Investment Co. (Kingdom of Saudi Arabia), 5.125%, 2/14/2053		656,000	576,221
GACI First Investment Co. (Kingdom of Saudi Arabia), 5.375%, 1/29/2054		660,000	601,197
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		1,354,000	1,192,988
JSCB Agrobank (Republic of Uzbekistan), 9.25%, 10/02/2029 (n)		399,000	410,709
KazMunayGas National Co., JSC (Republic of Kazakhstan), 3.5%, 4/14/2033		839,000	714,311
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.75%, 4/19/2047		813,000	726,692
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		1,516,000	1,454,268

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		$798,000	$808,004
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 6.5%, 3/13/2031		852,000	868,772
National Bank of Uzbekistan, 8.5%, 7/05/2029		668,000	685,768
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.7%, 10/17/2028 (n)		517,000	520,774
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031 (n)		752,000	756,722
NPC Ukrenergo (Government of Ukraine), 6.875%, 11/09/2028 (n)		905,000	613,138
OCP S.A. (Republic of Madagascar), 6.875%, 4/25/2044		1,263,000	1,237,079
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		1,309,000	1,353,191
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		2,245,000	1,719,760
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 7.5%, 5/02/2054 (n)		1,481,000	1,532,465
Ooredoo International Finance Ltd. (State of Qatar), 4.625%, 10/10/2034 (n)		662,000	642,995
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		1,210,000	1,213,277
Pertamina PT, 5.625%, 5/20/2043		957,000	938,063
Petroleos Mexicanos, 6.84%, 1/23/2030		1,186,000	1,101,157
Petroleos Mexicanos, 6.7%, 2/16/2032		808,000	715,973
Petroleos Mexicanos, 10%, 2/07/2033		646,000	686,467
Petroleos Mexicanos, 6.75%, 9/21/2047		2,480,000	1,779,010
Petroleos Mexicanos, 7.69%, 1/23/2050		1,764,000	1,381,582
Petroleos Mexicanos, 6.95%, 1/28/2060		1,687,000	1,206,953
PT Freeport Indonesia, 6.2%, 4/14/2052 (n)		800,000	819,491
PT Indonesia Asahan Aluminium (Persero), 5.8%, 5/15/2050 (n)		1,050,000	1,005,742
Qatar Petroleum, 3.3%, 7/12/2051 (n)		1,053,000	748,697
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		1,129,000	1,077,965
REC Ltd. (Republic of India), 4.75%, 9/27/2029 (n)		918,000	902,299
Saudi Arabian Oil Co., 5.25%, 7/17/2034 (n)		405,000	408,189
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		638,000	622,909
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)		1,530,000	1,553,914
Sweihan PV Power Co. PJSC (United Arab Emirates), 3.625%, 1/31/2049 (n)		532,365	446,220
Telecommunications Co. (Republic of Serbia), 7%, 10/28/2029 (n)		245,000	244,924
Turkiye Ihracat Kredi Bankasi A.S., 7.5%, 2/06/2028 (n)		1,069,000	1,095,725
Turkiye Vakiflar Bankasi T.A.O., 6.875%, 1/07/2030 (n)		712,000	703,956
Uzbek Industrial and Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)		741,000	754,857
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)		1,236,000	1,090,708
			$64,772,959
Emerging Market Sovereign – 7.7%
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		$523,000	$507,519
Arab Republic of Egypt, 7.6%, 3/01/2029		937,000	909,265
Arab Republic of Egypt, 5.875%, 2/16/2031		1,366,000	1,155,909
Arab Republic of Egypt, 7.3%, 9/30/2033		1,266,000	1,087,590
Arab Republic of Egypt, 8.5%, 1/31/2047		873,000	702,276
Arab Republic of Egypt, 7.903%, 2/21/2048		1,356,000	1,032,086
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		638,000	527,881
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		1,057,000	759,455
Czech Republic, 5%, 9/30/2030	CZK	60,210,000	2,694,542
Czech Republic, 2%, 10/13/2033		60,310,000	2,168,724
Dominican Republic, 6%, 7/19/2028 (n)		$1,663,000	1,665,492
Dominican Republic, 5.5%, 2/22/2029 (n)		1,714,000	1,675,650
Dominican Republic, 7.05%, 2/03/2031 (n)		1,449,000	1,508,805
Dominican Republic, 4.875%, 9/23/2032 (n)		1,192,000	1,090,192
Dominican Republic, 6%, 2/22/2033 (n)		907,000	893,448
Dominican Republic, 6.6%, 6/01/2036 (n)		954,000	973,027
Federal Republic of Nigeria, 6.125%, 9/28/2028 (n)		1,457,000	1,323,476
Federal Republic of Nigeria, 7.875%, 2/16/2032		1,804,000	1,624,069
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)		601,000	507,713
Federal Republic of Nigeria, 7.375%, 9/28/2033		1,553,000	1,311,943
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)		621,000	503,879
Federal Republic of Nigeria, 7.696%, 2/23/2038		969,000	786,247
Federal Republic of Nigeria, 7.625%, 11/28/2047		200,000	151,800

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Federative Republic of Brazil, 10%, 1/01/2027	BRL	16,250,000	$2,536,400
Federative Republic of Brazil, 10%, 1/01/2029		12,971,000	1,933,599
Federative Republic of Brazil, 6.125%, 3/15/2034		$727,000	714,590
Federative Republic of Brazil, 7.125%, 5/13/2054		1,201,000	1,189,070
Government of Ukraine, 0%, 2/01/2030 (n)		68,728	34,879
Government of Ukraine, 0%, 2/01/2034 (n)		404,905	159,938
Government of Ukraine, 1.75%, 2/01/2034 (n)		188,729	98,639
Government of Ukraine, 0%, 2/01/2035 (n)		217,038	126,533
Government of Ukraine, 1.75%, 2/01/2035 (n)		440,367	225,468
Government of Ukraine, 0%, 2/01/2036 (n)		180,865	104,902
Government of Ukraine, 1.75%, 2/01/2036 (n)		629,096	316,435
Government of Ukraine, GDP Linked Bond, 0%, 8/01/2041		2,068,000	1,556,170
Hazine Mustesarligi Varlik Kiralama A.S. (Republic of Turkey), 6.5%, 4/26/2030 (n)		631,000	631,000
Islamic Republic of Pakistan, 6%, 4/08/2026		557,000	520,959
Islamic Republic of Pakistan, 7.375%, 4/08/2031		874,000	732,148
Islamic Republic of Pakistan, 8.875%, 4/08/2051 (n)		1,504,000	1,171,428
Kingdom of Morocco, 6.5%, 9/08/2033 (n)		1,020,000	1,068,450
Kingdom of Saudi Arabia, 5%, 1/16/2034 (n)		843,000	841,521
Kingdom of Saudi Arabia, 4.5%, 10/26/2046		1,925,000	1,636,250
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		1,889,000	1,624,540
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		736,000	491,343
KSA Sukuk Ltd. (Kingdom of Saudi Arabia), 5.25%, 6/04/2034 (n)		916,000	937,619
Oriental Republic of Uruguay, 5.75%, 10/28/2034		826,000	864,875
Oriental Republic of Uruguay, 4.975%, 4/20/2055		753,000	695,537
Oriental Republic of Uruguay, 5.25%, 9/10/2060		940,742	895,586
Republic of Albania, 5.9%, 6/09/2028	EUR	601,000	665,678
Republic of Angola, 8.75%, 4/14/2032 (n)		$1,396,000	1,250,526
Republic of Angola, 9.375%, 5/08/2048		1,356,000	1,131,582
Republic of Angola, 9.125%, 11/26/2049		2,762,000	2,256,554
Republic of Argentina, 4.125%, 7/09/2035		5,844,000	3,693,407
Republic of Argentina, 5%, 1/09/2038		3,708,000	2,492,928
Republic of Argentina, 3.5%, 7/09/2041		3,925,000	2,327,524
Republic of Azerbaijan, 3.5%, 9/01/2032		857,000	745,654
Republic of Benin, 7.96%, 2/13/2038 (n)		816,000	791,977
Republic of Bulgaria, 3.625%, 9/05/2032	EUR	971,000	1,053,094
Republic of Bulgaria, 5%, 3/05/2037		$1,134,000	1,080,541
Republic of Bulgaria, 4.25%, 9/05/2044	EUR	674,000	724,903
Republic of Chile, 4%, 1/31/2052		$2,111,000	1,672,762
Republic of Chile, 5.33%, 1/05/2054		1,321,569	1,285,783
Republic of Colombia, 3.25%, 4/22/2032		952,000	745,162
Republic of Colombia, 8%, 11/14/2035		1,193,000	1,230,229
Republic of Colombia, 7.75%, 11/07/2036		1,152,000	1,156,147
Republic of Costa Rica, 6.55%, 4/03/2034 (n)		1,204,000	1,233,678
Republic of Costa Rica, 7.158%, 3/12/2045		958,000	1,003,026
Republic of Costa Rica, 7.3%, 11/13/2054 (n)		1,919,000	2,028,383
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	845,000	789,016
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		$832,000	828,239
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)		1,228,000	1,222,413
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)	EUR	1,164,000	1,074,799
Republic of Ecuador, 5.5%, 7/31/2035		$1,795,000	985,249
Republic of Ecuador, 5%, 7/31/2040		3,239,000	1,617,316
Republic of El Salvador, 9.65%, 11/21/2054 (n)		294,000	309,288
Republic of Ghana, 5%, 7/03/2029 (n)		751,390	659,044
Republic of Ghana, 5%, 7/03/2035 (n)		1,592,818	1,130,901
Republic of Guatemala, 6.05%, 8/06/2031 (n)		992,000	983,072
Republic of Guatemala, 3.7%, 10/07/2033		936,000	771,264
Republic of Guatemala, 6.6%, 6/13/2036 (n)		703,000	708,624
Republic of Guatemala, 6.55%, 2/06/2037 (n)		794,000	795,588
Republic of Hungary, 6.25%, 9/22/2032 (n)		674,000	696,342

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Hungary, 5.5%, 6/16/2034 (n)		$2,223,000	$2,165,480
Republic of Hungary, 5.5%, 3/26/2036 (n)		1,201,000	1,154,300
Republic of Hungary, 6.75%, 9/25/2052 (n)		708,000	746,999
Republic of Indonesia, 4.35%, 1/11/2048		1,063,000	929,492
Republic of Indonesia, 5.45%, 9/20/2052		644,000	648,514
Republic of Latvia, 5.125%, 7/30/2034 (n)		980,000	972,215
Republic of Panama, 3.298%, 1/19/2033		680,000	540,883
Republic of Panama, 6.4%, 2/14/2035		358,000	344,427
Republic of Panama, 6.7%, 1/26/2036		336,000	331,299
Republic of Panama, 8%, 3/01/2038		1,082,000	1,145,600
Republic of Panama, 3.87%, 7/23/2060		873,000	502,929
Republic of Panama, 4.5%, 1/19/2063		1,037,000	669,245
Republic of Paraguay, 3.849%, 6/28/2033		1,268,000	1,128,520
Republic of Paraguay, 5.85%, 8/21/2033 (n)		942,000	956,130
Republic of Paraguay, 6%, 2/09/2036 (n)		659,000	675,739
Republic of Paraguay, 5.6%, 3/13/2048		1,093,000	1,001,120
Republic of Paraguay, 5.4%, 3/30/2050 (n)		3,361,000	2,979,527
Republic of Paraguay, 5.4%, 3/30/2050		1,091,000	967,172
Republic of Peru, 5.375%, 2/08/2035		731,000	722,653
Republic of Peru, 5.875%, 8/08/2054		799,000	799,867
Republic of Philippines, 5.5%, 1/17/2048		840,000	857,288
Republic of Poland, 4.625%, 3/18/2029		713,000	709,792
Republic of Poland, 1.75%, 4/25/2032	PLN	4,864,000	937,145
Republic of Poland, 5.75%, 11/16/2032		$1,038,000	1,080,855
Republic of Poland, 4.875%, 10/04/2033		828,000	814,752
Republic of Poland, 5.125%, 9/18/2034		981,000	975,253
Republic of Poland, 5.5%, 4/04/2053		677,000	656,666
Republic of Poland, 5.5%, 3/18/2054		1,013,000	982,144
Republic of Romania, 6.625%, 2/17/2028 (n)		486,000	496,935
Republic of Romania, 5.5%, 9/18/2028 (n)	EUR	1,132,000	1,248,910
Republic of Romania, 5.875%, 1/30/2029 (n)		$590,000	584,666
Republic of Romania, 1.75%, 7/13/2030 (n)	EUR	749,000	669,312
Republic of Romania, 7.125%, 1/17/2033 (n)		$916,000	948,793
Republic of Romania, 6.375%, 1/30/2034 (n)		554,000	542,705
Republic of Romania, 5.625%, 2/22/2036 (n)	EUR	311,000	320,783
Republic of Serbia, 6.25%, 5/26/2028 (n)		$895,000	917,569
Republic of Serbia, 1.65%, 3/03/2033	EUR	429,000	365,526
Republic of Serbia, 6.5%, 9/26/2033 (n)		$716,000	745,887
Republic of Serbia, 6%, 6/12/2034 (n)		657,000	658,209
Republic of Serbia, 6%, 6/12/2034		647,000	648,191
Republic of South Africa, 7.1%, 11/19/2036 (n)		1,486,000	1,499,714
Republic of South Africa, 7.3%, 4/20/2052		1,812,000	1,715,073
Republic of South Africa, 7.95%, 11/19/2054 (n)		1,529,000	1,546,153
Republic of Sri Lanka, 6.125%, 6/03/2025 (a)(d)		1,737,000	1,170,725
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)(d)		882,000	593,073
Republic of Trinidad & Tobago, 6.4%, 6/26/2034 (n)		324,000	317,520
Republic of Turkey, 8.509%, 1/14/2029 (n)		453,000	487,583
Republic of Turkey, 5.25%, 3/13/2030		877,000	833,150
Republic of Turkey, 5.95%, 1/15/2031		1,577,000	1,522,057
Republic of Turkey, 5.875%, 6/26/2031		1,934,000	1,847,365
Republic of Turkey, 9.375%, 1/19/2033		348,000	399,821
Republic of Turkey, 7.625%, 5/15/2034		1,118,000	1,163,444
Republic of Turkey, 6.5%, 1/03/2035		1,216,000	1,168,910
Republic of Turkey, 6.875%, 3/17/2036		945,000	927,713
Republic of Turkey, 6%, 1/14/2041		769,000	653,227
Republic of Turkey, 5.75%, 5/11/2047		1,575,000	1,224,736
Republic of Uzbekistan, 7.85%, 10/12/2028 (n)		668,000	696,390
Republic of Uzbekistan, 5.375%, 2/20/2029		1,081,000	1,029,300
Republic of Uzbekistan, 6.9%, 2/28/2032 (n)		907,000	901,286

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Venezuela, 7%, 3/31/2038 (a)(d)		$6,312,000	$789,093
Republic of Zambia, 5.75%, 6/30/2033		1,389,112	1,228,183
Republic of Zambia, 0.5%, 12/31/2053		319,563	181,178
State of Qatar, 4.817%, 3/14/2049 (n)		819,000	771,267
State of Qatar, 4.817%, 3/14/2049		619,000	582,923
State of Qatar, 4.4%, 4/16/2050 (n)		652,000	576,888
Sultanate of Oman, 6.5%, 3/08/2047		1,218,000	1,241,227
Sultanate of Oman, 6.75%, 1/17/2048		4,130,000	4,322,954
Sultanate of Oman, 7%, 1/25/2051 (n)		904,000	975,217
Sultanate of Oman, 7%, 1/25/2051		3,006,000	3,242,813
United Arab Emirates International Government, 4.857%, 7/02/2034 (n)		843,000	848,768
United Mexican States, 8.5%, 5/31/2029	MXN	23,000,000	1,075,438
United Mexican States, 3.5%, 2/12/2034		$1,435,000	1,176,988
United Mexican States, 6%, 5/07/2036		1,193,000	1,163,003
United Mexican States, 6.338%, 5/04/2053		1,787,000	1,664,857
United Mexican States, 6.4%, 5/07/2054		778,000	732,410
			$162,623,499
Energy - Independent – 0.6%
Diamondback Energy, Inc., 5.75%, 4/18/2054		$876,000	$873,024
EQT Corp., 3.625%, 5/15/2031 (n)		533,000	485,572
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)		329,000	328,461
Medco Maple Tree Pte. Ltd., 8.96%, 4/27/2029 (n)		462,000	486,356
Occidental Petroleum Corp., 6.125%, 1/01/2031		752,000	779,778
Occidental Petroleum Corp., 4.4%, 4/15/2046		1,323,000	1,035,135
Pioneer Natural Resources Co., 1.9%, 8/15/2030		1,491,000	1,285,623
Pioneer Natural Resources Co., 2.15%, 1/15/2031		757,000	654,591
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		1,127,000	1,208,809
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		743,000	686,752
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		2,119,000	2,058,045
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		1,286,000	1,107,068
Trident Energy Finance PLC, 12.5%, 11/30/2029 (n)		565,000	595,369
			$11,584,583
Energy - Integrated – 0.1%
BP Capital Markets America, Inc., 1.749%, 8/10/2030		$1,672,000	$1,430,974
BP Capital Markets America, Inc., 4.812%, 2/13/2033		347,000	343,349
BP Capital Markets America, Inc., 3.001%, 3/17/2052		1,301,000	866,110
			$2,640,433
Financial Institutions – 0.2%
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		$1,323,000	$1,231,984
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		714,000	724,644
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)		601,000	589,949
Shriram Transport Finance Co. Ltd., 6.625%, 4/22/2027 (n)		553,000	555,893
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)		1,860,000	1,881,356
			$4,983,826
Food & Beverages – 1.2%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		$2,533,000	$2,642,705
Bacardi Ltd., 5.15%, 5/15/2038 (n)		2,936,000	2,776,634
Bimbo Bakeries USA, Inc., 6.05%, 1/15/2029 (n)		317,000	326,639
Bimbo Bakeries USA, Inc., 5.375%, 1/09/2036 (n)		324,000	318,867
Bunge Ltd. Finance Corp., 4.65%, 9/17/2034		1,695,000	1,641,550
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		2,121,000	1,997,692
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032 (n)		823,000	704,640
Constellation Brands, Inc., 4.1%, 2/15/2048		1,939,000	1,584,471
Diageo Capital PLC, 5.625%, 10/05/2033		1,299,000	1,362,630
JBS USA Food Co., 6.5%, 12/01/2052		572,000	605,990

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	$977,000	$900,661
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	568,000	509,461
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032	461,000	410,813
Kraft Heinz Foods Co., 4.875%, 10/01/2049	816,000	735,336
Kraft Heinz Foods Co., 5.5%, 6/01/2050	1,531,000	1,510,098
Mars, Inc., 4.55%, 4/20/2028 (n)	2,150,000	2,149,246
Mars, Inc., 4.75%, 4/20/2033 (n)	1,812,000	1,791,515
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031	1,243,000	1,115,501
PT Indofood CBP Sukses Makmur Tbk, 4.805%, 4/27/2052	1,637,000	1,388,277
SYSCO Corp., 4.45%, 3/15/2048	640,000	547,014
		$25,019,740
Gaming & Lodging – 0.4%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$709,000	$725,405
Las Vegas Sands Corp., 5.9%, 6/01/2027	582,000	591,329
Las Vegas Sands Corp., 6.2%, 8/15/2034	894,000	918,336
Marriott International, Inc., 2.85%, 4/15/2031	1,075,000	955,100
Marriott International, Inc., 3.5%, 10/15/2032	504,000	452,949
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)	716,000	722,797
Sands China Ltd., 2.85%, 3/08/2029	1,094,000	977,710
Sands China Ltd., 3.25%, 8/08/2031	1,670,000	1,433,973
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	688,000	675,711
Wynn Macau Ltd., 5.125%, 12/15/2029	277,000	257,148
		$7,710,458
Industrial – 0.1%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$285,000	$278,002
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	2,127,000	1,337,313
		$1,615,315
Insurance – 0.3%
AIA Group Ltd., 5.375%, 4/05/2034 (n)	$317,000	$324,182
Corebridge Financial, Inc., 3.9%, 4/05/2032	1,617,000	1,501,048
Corebridge Financial, Inc., 4.35%, 4/05/2042	1,747,000	1,512,532
Lincoln National Corp., 5.852%, 3/15/2034	1,360,000	1,413,488
MetLife, Inc., 5.3%, 12/15/2034	1,153,000	1,182,700
		$5,933,950
Insurance - Health – 0.4%
Elevance Health, Inc., 5.375%, 6/15/2034	$692,000	$705,308
Elevance Health, Inc., 5.65%, 6/15/2054	857,000	868,894
Humana, Inc., 4.95%, 10/01/2044	814,000	729,969
Humana, Inc., 5.5%, 3/15/2053	269,000	257,506
UnitedHealth Group, Inc., 5.3%, 2/15/2030	1,215,000	1,253,178
UnitedHealth Group, Inc., 2.3%, 5/15/2031	1,986,000	1,723,251
UnitedHealth Group, Inc., 4.625%, 7/15/2035	345,000	337,464
UnitedHealth Group, Inc., 5.5%, 7/15/2044	529,000	541,593
UnitedHealth Group, Inc., 5.875%, 2/15/2053	1,130,000	1,206,247
		$7,623,410
Insurance - Property & Casualty – 0.4%
American International Group, Inc., 5.125%, 3/27/2033	$1,579,000	$1,594,213
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	1,095,000	1,198,254
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	1,057,000	1,228,490
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	1,087,000	987,201
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	344,000	353,549
Marsh & McLennan Cos., Inc., 2.9%, 12/15/2051	902,000	595,672
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	1,607,000	1,609,323
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055	904,000	915,622

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033	$328,000	$336,642
		$8,818,966
International Market Quasi-Sovereign – 0.2%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$1,470,000	$1,524,568
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	1,858,000	1,573,526
		$3,098,094
International Market Sovereign – 0.2%
Government of Bermuda, 5%, 7/15/2032 (n)	$3,715,000	$3,607,265
Government of Bermuda, 3.375%, 8/20/2050 (n)	2,322,000	1,558,062
		$5,165,327
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 4.375%, 8/15/2027 (n)	$408,000	$402,306
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	839,000	844,909
CNH Industrial Capital LLC, 5.5%, 1/12/2029	1,405,000	1,441,119
CNH Industrial N.V., 3.85%, 11/15/2027	2,049,000	2,010,405
		$4,698,739
Major Banks – 3.1%
Banco Mercantil del Norte S.A., 8.375% to 5/20/2031, FLR (CMT - 5yr. + 4.072%) to 2/20/2173 (n)	$491,000	$489,034
Banco Mercantil del Norte S.A., 8.75% to 5/20/2035, FLR (CMT - 10yr. + 4.299%) to 2/20/2173 (n)	511,000	505,057
Bank of America Corp., 3.366% to 1/23/2025, FLR ((SOFR - 3mo. + 0.26161%) + 0.81%) to 1/23/2026	1,278,000	1,274,783
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	2,164,000	2,079,712
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	1,347,000	1,394,617
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	2,851,000	2,496,337
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035	1,360,000	1,359,175
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	998,000	857,490
BNP Paribas S.A., 5.283% to 11/19/2029, FLR (SOFR - 1 day + 1.28%) to 11/19/2030 (n)	1,681,000	1,688,522
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	818,000	761,141
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	1,351,000	1,041,458
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	3,272,000	3,131,200
Danske Bank A.S., 4.613% to 10/02/2029, FLR (CMT - 1yr. + 1.1%) to 10/02/2030 (n)	1,783,000	1,752,938
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	1,402,000	1,419,840
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	704,000	698,113
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	1,456,000	1,438,947
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	1,171,000	1,154,121
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	804,000	693,294
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	1,791,000	1,833,416
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.337%) to 2/01/2028	1,934,000	1,896,509
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	788,000	811,300
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	3,984,000	3,423,317
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	675,000	687,459
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	499,000	494,924
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	2,438,000	2,304,063
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	2,319,000	1,993,206
Morgan Stanley, 3.125%, 7/27/2026	4,414,000	4,307,588
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	705,000	720,246
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	851,000	866,574
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	1,931,000	1,698,211
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	956,000	966,323
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	2,672,000	2,524,582
Oversea-Chinese Banking Corp. Ltd., 4.602%, 6/15/2032	671,000	664,448
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	796,000	805,210
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	502,000	520,206
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	2,461,000	2,049,447
Toronto-Dominion Bank, 4.108%, 6/08/2027	830,000	818,598
Toronto-Dominion Bank, 4.693%, 9/15/2027	1,665,000	1,667,314

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	$2,957,000	$2,723,403
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	2,359,000	1,780,026
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	893,000	973,311
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	1,750,000	1,711,766
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	817,000	780,190
Wells Fargo & Co., 4.54% to 8/15/2025, FLR (SOFR - 1 day + 1.56%) to 8/15/2026	631,000	629,517
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	1,172,000	1,201,514
		$65,088,447
Medical & Health Technology & Services – 0.5%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$2,618,000	$2,530,299
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	660,000	590,095
HCA, Inc., 5.45%, 9/15/2034	1,408,000	1,406,565
ICON Investments Six DAC, 5.809%, 5/08/2027	1,474,000	1,502,355
ICON Investments Six DAC, 5.849%, 5/08/2029	473,000	485,855
IQVIA, Inc., 6.25%, 2/01/2029	1,089,000	1,135,980
Marin General Hospital, 7.242%, 8/01/2045	839,000	989,050
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030	1,765,000	1,796,746
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	832,000	611,721
		$11,048,666
Medical Equipment – 0.1%
Danaher Corp., 2.6%, 10/01/2050	$1,499,000	$953,501
Stryker Corp., 4.625%, 9/11/2034	1,207,000	1,181,054
		$2,134,555
Metals & Mining – 0.3%
Anglo American Capital PLC, 4.5%, 3/15/2028 (n)	$1,378,000	$1,359,467
Aris Mining Corp., 8%, 10/31/2029 (n)	495,000	497,361
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	1,636,301	1,299,004
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/29, 9.5% Cash to 6/30/2031 (n)(p)	1,068,164	1,038,314
Vale Overseas Ltd., 6.4%, 6/28/2054	1,523,000	1,549,353
		$5,743,499
Midstream – 0.8%
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	$313,000	$318,033
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	491,000	529,593
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	1,569,000	1,734,936
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	1,390,000	1,385,935
Enbridge, Inc., 5.7%, 3/08/2033	779,000	808,114
Enbridge, Inc., 5.95%, 4/05/2054	780,000	815,200
Energy Transfer LP, 4%, 10/01/2027	893,000	876,538
Energy Transfer LP, 5.95%, 5/15/2054	1,023,000	1,032,450
Enterprise Products Operating LLC, 4.85%, 1/31/2034	2,252,000	2,238,029
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	1,384,430	1,315,194
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	597,000	495,699
Peru LNG, 5.375%, 3/22/2030	1,149,542	1,042,664
Plains All American Pipeline LP, 4.65%, 10/15/2025	564,000	563,077
Plains All American Pipeline LP, 3.55%, 12/15/2029	1,909,000	1,795,285
Targa Resources Corp., 4.95%, 4/15/2052	1,810,000	1,619,503
		$16,570,250
Mortgage-Backed – 8.5%
Fannie Mae, 4.5%, 5/01/2025 - 11/25/2042	$1,218,750	$1,204,587
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	8,123,676	7,689,721
Fannie Mae, 3.5%, 1/25/2030 - 6/25/2048	4,097,644	3,790,560
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	895,096	810,437
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	325,796	25,556

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	$31,781	$32,885
Fannie Mae, 3%, 2/25/2033 (i)	449,933	34,434
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	1,936,608	1,980,906
Fannie Mae, 5%, 11/01/2033 - 3/25/2042	2,374,796	2,402,479
Fannie Mae, 5.299%, 4/25/2034	38,203	38,181
Fannie Mae, 6%, 8/01/2034 - 8/01/2054	162,872	167,148
Fannie Mae, 5.139%, 1/25/2036	24,599	24,578
Fannie Mae, 5.149%, 10/25/2039 - 12/25/2045	451,882	443,774
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	3,174,998	3,043,975
Fannie Mae, 1%, 3/25/2041	243,129	210,176
Fannie Mae, 5.199%, 3/25/2041	49,189	49,012
Fannie Mae, 2.25%, 4/25/2041	485,033	457,800
Fannie Mae, 5.349%, 7/25/2041	42,340	41,888
Fannie Mae, 2%, 5/25/2044 - 8/25/2044	198,594	182,845
Fannie Mae, UMBS, 2.5%, 8/01/2036 - 9/01/2052	18,920,058	16,049,115
Fannie Mae, UMBS, 2%, 3/01/2037 - 9/01/2052	11,944,834	10,052,382
Fannie Mae, UMBS, 5.5%, 8/01/2038 - 8/01/2054	3,689,680	3,698,393
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 9/01/2051	1,937,979	1,482,440
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 7/01/2052	388,091	358,843
Fannie Mae, UMBS, 3%, 7/01/2050 - 5/01/2053	5,918,312	5,177,018
Fannie Mae, UMBS, 4%, 8/01/2051 - 5/01/2052	778,324	736,145
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 9/01/2052	343,550	332,595
Fannie Mae, UMBS, 5%, 8/01/2052 - 5/01/2054	2,466,206	2,424,879
Fannie Mae, UMBS, 6%, 2/01/2053 - 10/01/2054	4,500,171	4,561,605
Fannie Mae, UMBS, 6.5%, 6/01/2053 - 7/01/2054	1,415,379	1,449,811
Freddie Mac, 2.67%, 12/25/2024	60,695	60,494
Freddie Mac, 0.178%, 5/25/2025 (i)	90,795,198	33,976
Freddie Mac, 3.7%, 5/25/2025	494,610	491,626
Freddie Mac, 4%, 7/01/2025 - 1/15/2055	2,201,311	2,140,892
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	1,050,275	1,040,604
Freddie Mac, 3.75%, 8/25/2025	938,184	930,601
Freddie Mac, 3.208%, 2/25/2026	727,796	717,423
Freddie Mac, 2.57%, 7/25/2026	4,800,000	4,663,770
Freddie Mac, 3.12%, 9/25/2026	1,944,856	1,898,323
Freddie Mac, 2.525%, 10/25/2026	1,667,889	1,610,551
Freddie Mac, 2.797%, 12/25/2026	368,300	360,811
Freddie Mac, 3.413%, 12/25/2026	2,500,000	2,448,392
Freddie Mac, 1.479%, 3/25/2027 (i)	2,188,000	60,854
Freddie Mac, 3.243%, 4/25/2027	1,555,025	1,512,020
Freddie Mac, 3.117%, 6/25/2027	2,250,000	2,178,599
Freddie Mac, 0.699%, 7/25/2027 (i)	43,290,608	540,998
Freddie Mac, 0.544%, 8/25/2027 (i)	32,431,237	321,345
Freddie Mac, 1.47%, 9/25/2027	700,000	645,398
Freddie Mac, 0.489%, 12/25/2027 (i)	210,077	2,143
Freddie Mac, 0.43%, 1/25/2028 (i)	58,789,062	511,482
Freddie Mac, 0.432%, 1/25/2028 (i)	24,639,382	217,346
Freddie Mac, 0.265%, 2/25/2028 (i)	74,817,146	323,958
Freddie Mac, 0.26%, 4/25/2028 (i)	49,098,290	217,216
Freddie Mac, 3.9%, 4/25/2028	288,736	283,577
Freddie Mac, 3%, 6/15/2028 - 10/01/2046	4,717,361	4,346,270
Freddie Mac, 0.612%, 10/25/2028 (i)	6,096,578	97,923
Freddie Mac, 5.329%, 3/25/2029	817,652	816,345
Freddie Mac, 0.63%, 5/25/2029 (i)	6,864,849	129,763
Freddie Mac, 1.005%, 7/25/2029 (i)	4,906,286	172,592
Freddie Mac, 1.217%, 7/25/2029 (i)	8,009,055	338,361
Freddie Mac, 1.263%, 8/25/2029 (i)	14,026,441	626,021
Freddie Mac, 5.333%, 12/25/2029	450,000	449,691
Freddie Mac, 1.439%, 1/25/2030 (i)	4,113,489	232,273
Freddie Mac, 1.915%, 4/25/2030 (i)	3,344,437	277,538

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.984%, 4/25/2030 (i)	$8,166,315	$703,161
Freddie Mac, 1.769%, 5/25/2030 (i)	4,373,949	346,782
Freddie Mac, 1.906%, 5/25/2030 (i)	9,928,903	839,114
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	649,841	661,480
Freddie Mac, 1.209%, 6/25/2030 (i)	3,087,162	156,122
Freddie Mac, 1.435%, 6/25/2030 (i)	3,957,955	252,616
Freddie Mac, 5.229%, 6/25/2030	420,564	419,559
Freddie Mac, 5.269%, 6/25/2030	284,745	284,072
Freddie Mac, 1.703%, 8/25/2030 (i)	3,506,241	272,373
Freddie Mac, 1.262%, 9/25/2030 (i)	2,193,674	127,801
Freddie Mac, 5.404%, 11/25/2030	1,044,821	1,044,819
Freddie Mac, 0.416%, 1/25/2031 (i)	12,664,845	196,063
Freddie Mac, 0.872%, 1/25/2031 (i)	4,987,462	207,754
Freddie Mac, 0.546%, 2/25/2031 (i)	2,871,045	66,952
Freddie Mac, 1.321%, 7/25/2031 (i)	3,953,830	272,230
Freddie Mac, 0.955%, 9/25/2031 (i)	5,826,990	276,063
Freddie Mac, 5.27%, 10/15/2032	38,629	38,597
Freddie Mac, 0.301%, 11/25/2032 (i)	11,453,817	157,382
Freddie Mac, 0.431%, 5/25/2033 (i)	2,600,000	57,669
Freddie Mac, 3.5%, 8/15/2033 - 10/25/2058	4,418,072	4,180,725
Freddie Mac, 0.299%, 8/25/2033 (i)	12,475,897	164,837
Freddie Mac, 0.362%, 10/25/2033 (i)	11,781,459	206,481
Freddie Mac, 5.15%, 12/25/2033	847,266	880,588
Freddie Mac, 5%, 3/25/2034 - 12/01/2044	3,574,968	3,655,636
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	413,736	430,825
Freddie Mac, 0.905%, 9/25/2034 (i)	1,508,629	109,539
Freddie Mac, 4.489%, 9/25/2034	2,349,390	2,327,275
Freddie Mac, 5.12%, 4/15/2035	27,736	27,505
Freddie Mac, 5.5%, 2/15/2036 (i)	120,350	19,960
Freddie Mac, 6.5%, 5/01/2037	3,811	3,925
Freddie Mac, 5.62%, 5/15/2039	30,062	30,005
Freddie Mac, 4.5%, 12/15/2040 (i)	22,139	2,065
Freddie Mac, 5.32%, 8/15/2046	50,190	49,422
Freddie Mac, 6.184%, 10/25/2053	90,232	91,407
Freddie Mac, 0.434%, 6/25/2055 (i)	17,860,106	389,847
Freddie Mac, 3.25%, 11/25/2061	806,255	739,078
Freddie Mac, UMBS, 2%, 3/01/2037 - 3/01/2052	13,587,282	10,958,817
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 9/01/2052	4,759,198	4,040,121
Freddie Mac, UMBS, 3%, 3/01/2047 - 9/01/2052	2,713,346	2,398,409
Freddie Mac, UMBS, 1.5%, 6/01/2051 - 11/01/2051	59,685	45,612
Freddie Mac, UMBS, 3.5%, 5/01/2052	146,976	134,607
Freddie Mac, UMBS, 4%, 5/01/2052 - 6/01/2052	1,342,561	1,261,481
Freddie Mac, UMBS, 6%, 10/01/2052 - 7/01/2054	1,580,677	1,599,600
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 4/01/2053	813,842	817,771
Freddie Mac, UMBS, 6.5%, 1/01/2054	184,352	188,729
Ginnie Mae, 5.5%, 5/15/2033 - 7/20/2054	4,262,217	4,277,954
Ginnie Mae, 4.5%, 7/20/2033 - 5/20/2054	6,538,045	6,381,041
Ginnie Mae, 5.659%, 8/20/2034	284,282	288,915
Ginnie Mae, 4%, 5/16/2039 - 7/20/2053	1,499,079	1,426,490
Ginnie Mae, 5%, 8/20/2039 - 5/20/2053	1,144,529	1,131,638
Ginnie Mae, 4%, 12/20/2039 - 8/16/2042 (i)	319,184	46,345
Ginnie Mae, 4.821%, 9/20/2041	1,337,406	1,298,898
Ginnie Mae, 3.5%, 10/20/2041 - 1/20/2043 (i)	830,301	114,883
Ginnie Mae, 3.5%, 12/15/2041 - 11/20/2052	3,355,545	3,115,191
Ginnie Mae, 2.5%, 6/20/2042 - 6/20/2052	5,405,444	4,620,612
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	5,586,488	4,976,804
Ginnie Mae, 5.021%, 10/20/2045	1,161,173	1,126,675
Ginnie Mae, 5.171%, 7/20/2046	457,029	448,160
Ginnie Mae, 2.5%, 2/20/2051 (i)	361,151	44,638

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 7%, 12/20/2053	$77,035	$79,203
Ginnie Mae, 6%, 2/20/2054 - 11/20/2055	2,215,408	2,246,354
Ginnie Mae, 5.911%, 3/20/2064	1,109,869	1,114,544
Ginnie Mae, TBA, 2%, 12/15/2054	167,190	137,317
Ginnie Mae, TBA, 5%, 12/15/2054	250,000	246,368
Ginnie Mae, TBA, 6%, 12/15/2054	1,400,000	1,414,056
UMBS, TBA, 5%, 12/25/2054	3,175,000	3,115,276
		$178,439,582
Municipals – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$855,000	$736,294
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	255,000	243,370
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	760,000	792,132
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	26,858	26,254
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	1,115,000	1,160,059
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	673,000	587,848
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	175,000	172,238
		$3,718,195
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$1,217,000	$1,171,983
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	1,083,000	1,095,760
		$2,267,743
Oil Services – 0.0%
Yinson Boronia Production B.V., 8.947%, 7/31/2042 (n)	$823,000	$875,495
Oils – 0.1%
FS Luxembourg S.à r.l., 8.875%, 2/12/2031 (n)	$935,000	$958,132
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)	314,000	321,948
Raizen Fuels Finance S.A., 5.7%, 1/17/2035 (n)	938,000	902,675
		$2,182,755
Other Banks & Diversified Financials – 0.7%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$2,946,000	$3,107,424
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)	1,456,000	1,389,949
Bangkok Bank Public Co. Ltd. (Hong Kong), 5.65%, 7/05/2034 (n)	886,000	914,398
Bangkok Bank Public Co. Ltd. (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034	1,222,000	1,115,659
BBVA Bancomer S.A. (Texas), 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)	362,000	379,024
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	476,000	487,684
BSF Finance, 5.5%, 11/23/2027	800,000	812,084
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	929,000	1,028,119
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	491,000	529,697
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	1,206,000	1,200,190
NBK SPC Ltd. (State of Kuwait), 5.5% to 6/06/2029, FLR (SOFR - 1 day + 1.16%) to 6/06/2030 (n)	426,000	433,712
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	1,016,000	1,093,333
Truist Financial Corp., 5.153% to 8/05/2031, FLR (SOFR - 1 day + 1.571%) to 8/05/2032	517,000	519,332
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)	1,677,000	1,584,770
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032 (n)	934,000	906,904
		$15,502,279
Pharmaceuticals – 0.5%
AbbVie, Inc., 5.35%, 3/15/2044	$1,232,000	$1,249,561
AbbVie, Inc., 5.4%, 3/15/2054	737,000	747,905
Biocon Biologics Global PLC, 6.67%, 10/09/2029 (n)	751,000	723,959
Bristol-Myers Squibb Co., 5.5%, 2/22/2044	629,000	648,200
Bristol-Myers Squibb Co., 5.55%, 2/22/2054	374,000	386,770
Eli Lilly & Co., 4.7%, 2/09/2034	1,813,000	1,796,377

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Merck & Co., Inc., 2.75%, 12/10/2051	$826,000	$532,636
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	408,000	403,329
Pfizer, Inc., 2.55%, 5/28/2040	826,000	597,316
Roche Holdings, Inc., 5.338%, 11/13/2028 (n)	1,842,000	1,898,290
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	1,826,000	1,902,972
		$10,887,315
Pollution Control – 0.1%
Ambipar Lux S.à r.l., 9.875%, 2/06/2031 (n)	$476,000	$492,549
Waste Management, Inc., 4.625%, 2/15/2033	1,788,000	1,777,633
		$2,270,182
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$1,682,000	$1,751,402
Railroad & Shipping – 0.1%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$1,438,000	$1,435,877
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055	538,000	557,863
Canadian Pacific Railway Co., 3.1%, 12/02/2051	1,543,000	1,067,494
		$3,061,234
Real Estate - Office – 0.2%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$1,047,000	$1,031,077
Boston Properties LP, REIT, 2.75%, 10/01/2026	759,000	728,902
Corporate Office Property LP, REIT, 2%, 1/15/2029	1,164,000	1,029,115
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	848,000	729,701
		$3,518,795
Real Estate - Other – 0.1%
EPR Properties, REIT, 3.6%, 11/15/2031	$1,136,000	$1,002,864
Prologis LP, REIT, 5.125%, 1/15/2034	1,752,000	1,772,152
		$2,775,016
Real Estate - Retail – 0.2%
NNN REIT, Inc., 5.6%, 10/15/2033	$1,035,000	$1,066,565
Realty Income Corp., REIT, 5.375%, 9/01/2054	1,811,000	1,802,234
STORE Capital Corp., REIT, 4.625%, 3/15/2029	325,000	315,407
STORE Capital Corp., REIT, 2.75%, 11/18/2030	1,860,000	1,612,155
		$4,796,361
Retailers – 0.3%
Alibaba Group Holding Ltd., 5.25%, 5/26/2035 (n)	$2,157,000	$2,162,602
Alibaba Group Holding Ltd., 3.15%, 2/09/2051	1,582,000	1,085,358
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	1,129,000	859,285
Amazon.com, Inc., 3.6%, 4/13/2032	1,488,000	1,398,855
Home Depot, Inc., 4.85%, 6/25/2031	350,000	354,006
Home Depot, Inc., 3.9%, 6/15/2047	1,617,000	1,329,350
		$7,189,456
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$801,000	$776,692
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	417,000	383,655
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	514,000	440,835
International Flavors & Fragrances, Inc., 5%, 9/26/2048	1,157,000	1,038,527
		$2,639,709
Specialty Stores – 0.1%
DICK'S Sporting Goods, 4.1%, 1/15/2052	$1,376,000	$1,035,336

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Supermarkets – 0.1%
Kroger Co., 5%, 9/15/2034		$961,000	$955,302
Kroger Co., 5.5%, 9/15/2054		507,000	502,590
			$1,457,892
Telecommunications - Wireless – 0.6%
American Tower Corp., 5.2%, 2/15/2029		$979,000	$993,975
American Tower Corp., 5.45%, 2/15/2034		854,000	872,332
American Tower Corp., 3.7%, 10/15/2049		147,000	111,672
Crown Castle, Inc., REIT, 4.45%, 2/15/2026		468,000	466,053
Crown Castle, Inc., REIT, 3.7%, 6/15/2026		986,000	970,101
IHS Holding Ltd., 7.875%, 5/29/2030 (n)		740,000	727,627
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031 (n)		570,000	612,989
PLT VII Finance S.à r.l., 6%, 6/15/2031 (n)	EUR	924,000	1,016,984
Rogers Communications, Inc., 4.5%, 3/15/2042		$1,070,000	942,000
Sitios Latinoamerica, S.A.B. de C.V., 6%, 11/25/2029 (n)		617,000	621,313
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027		802,000	798,434
T-Mobile USA, Inc., 3.5%, 4/15/2025		691,000	687,356
T-Mobile USA, Inc., 2.05%, 2/15/2028		990,000	913,537
T-Mobile USA, Inc., 5.05%, 7/15/2033		1,191,000	1,194,594
Vodafone Group PLC, 5.625%, 2/10/2053		1,918,000	1,904,055
			$12,833,022
Tobacco – 0.1%
B.A.T. Capital Corp., 6.343%, 8/02/2030		$993,000	$1,055,683
Philip Morris International, Inc., 5.625%, 11/17/2029		605,000	629,683
Philip Morris International, Inc., 5.125%, 2/15/2030		1,302,000	1,325,643
			$3,011,009
Transportation - Services – 0.2%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032 (n)		$358,077	$355,486
Adani Ports & Special Economic Zone Ltd., 5%, 8/02/2041 (n)		865,000	671,961
Aeropuertos Dominicanos Siglo XXI S.A., 7%, 6/30/2034 (n)		632,000	644,692
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		1,694,000	1,784,961
IRB Infrastructure Developers Ltd., 7.11%, 3/11/2032		751,000	753,835
Kingston Airport Revenue Finance, 6.75%, 12/15/2036 (n)		447,000	458,761
Royal Capital B.V., 5% to 5/05/2026, FLR (CMT - 5yr. + 7.396%) to 7/31/2070		390,000	387,562
			$5,057,258
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.16%, 2/01/2028		$9,210	$9,215
Small Business Administration, 2.21%, 2/01/2033		66,030	60,959
Small Business Administration, 2.22%, 3/01/2033		108,454	99,817
Small Business Administration, 3.15%, 7/01/2033		123,306	116,636
Small Business Administration, 3.16%, 8/01/2033		162,279	153,651
Small Business Administration, 3.62%, 9/01/2033		119,668	114,906
			$555,184
U.S. Treasury Obligations – 5.0%
U.S. Treasury Bonds, 6.375%, 8/15/2027		$106,000	$112,182
U.S. Treasury Bonds, 5.25%, 2/15/2029 (f)		2,965,000	3,105,838
U.S. Treasury Bonds, 2.375%, 2/15/2042		6,685,000	5,009,833
U.S. Treasury Bonds, 3.25%, 5/15/2042		1,714,000	1,465,537
U.S. Treasury Bonds, 2.875%, 5/15/2043		6,853,400	5,462,909
U.S. Treasury Bonds, 3.875%, 5/15/2043		372,000	344,303
U.S. Treasury Bonds, 4.375%, 8/15/2043		701,000	693,442
U.S. Treasury Bonds, 4.75%, 11/15/2043		3,755,000	3,895,079
U.S. Treasury Bonds, 4.5%, 2/15/2044		543,000	544,442
U.S. Treasury Bonds, 4.625%, 5/15/2044		505,000	514,390
U.S. Treasury Bonds, 4.125%, 8/15/2044		542,000	515,916

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 2.875%, 11/15/2046 (f)		$7,328,000	$5,636,549
U.S. Treasury Bonds, 4.625%, 5/15/2054		7,502,000	7,798,563
U.S. Treasury Bonds, 4.25%, 8/15/2054		1,936,000	1,893,348
U.S. Treasury Notes, 0.875%, 9/30/2026		5,600,000	5,273,625
U.S. Treasury Notes, 2.25%, 8/15/2027		8,936,000	8,512,238
U.S. Treasury Notes, 3.75%, 8/15/2027		11,850,000	11,735,666
U.S. Treasury Notes, 3.625%, 3/31/2028		11,275,000	11,101,911
U.S. Treasury Notes, 2.375%, 5/15/2029		8,149,500	7,585,402
U.S. Treasury Notes, 3.875%, 9/30/2029		4,658,000	4,611,238
U.S. Treasury Notes, 4.625%, 4/30/2031		2,748,000	2,823,785
U.S. Treasury Notes, 1.625%, 5/15/2031		4,940,000	4,244,734
U.S. Treasury Notes, 1.875%, 2/15/2032		7,500,000	6,445,020
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)		7,333,000	6,655,843
			$105,981,793
Utilities - Electric Power – 2.1%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030		$821,000	$658,523
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031 (n)		1,362,000	1,042,770
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)		2,265,625	1,782,178
AEP Transmission Co. LLC, 5.4%, 3/15/2053		1,016,000	1,025,510
AES Andes S.A., 8.15% to 6/10/2030, FLR (CMT - 5yr. + 3.835%) to 6/10/2035, FLR (CMT - 5yr. + 4.085%) to 6/10/2050, FLR (CMT - 5yr. + 4.835%) to 6/10/2055 (n)		739,000	755,808
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		1,089,000	1,086,642
Alabama Power Co., 3.45%, 10/01/2049		2,366,000	1,769,551
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)		1,021,762	780,481
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		475,000	477,694
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		305,000	263,847
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)		285,816	258,092
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		360,000	356,313
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		300,000	263,759
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		680,000	669,460
DTE Energy Co., 4.95%, 7/01/2027		943,000	949,126
Duke Energy Carolinas LLC, 2.85%, 3/15/2032		2,231,000	1,971,903
Duke Energy Florida LLC, 6.2%, 11/15/2053		791,000	883,726
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		1,318,000	1,124,671
Enel Finance International N.V., 7.75%, 10/14/2052 (n)		1,023,000	1,274,268
Energuate Trust, 5.875%, 5/03/2027		1,002,000	985,577
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)		763,000	657,929
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		2,101,000	2,137,072
EPH Financing International A.S., 6.651%, 11/13/2028	EUR	953,000	1,086,723
Eversource Energy, 5.5%, 1/01/2034		$1,026,000	1,042,682
FirstEnergy Corp., 2.65%, 3/01/2030		1,722,000	1,541,523
Florida Power & Light Co., 3.95%, 3/01/2048		1,629,000	1,349,894
Georgia Power Co., 4.7%, 5/15/2032		1,541,000	1,531,359
Georgia Power Co., 5.125%, 5/15/2052		1,101,000	1,073,159
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		2,404,000	2,082,037
MidAmerican Energy Co., 5.85%, 9/15/2054		1,427,000	1,535,402
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025		780,000	784,962
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032		1,197,000	1,020,448
Niagara Energy S.A.C., 5.746%, 10/03/2034 (n)		769,000	753,882
Pacific Gas & Electric Co., 6.1%, 1/15/2029		531,000	553,614
Pacific Gas & Electric Co., 2.5%, 2/01/2031		1,645,000	1,424,564
Pacific Gas & Electric Co., 4%, 12/01/2046		996,000	776,695
PPL Electric Utilities Corp., 4.85%, 2/15/2034		1,017,000	1,019,282
PT Sorik Marapi Geothermal Power, 7.75%, 8/05/2031 (n)		594,000	586,859
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		765,000	708,100
Southern California Edison Co., 4.5%, 9/01/2040		454,000	413,582
Southern California Edison Co., 3.65%, 2/01/2050		472,000	358,229

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Termocandelaria Power S.A., 7.75%, 9/17/2031 (n)	$847,000	$858,858
Xcel Energy, Inc., 4.6%, 6/01/2032	1,154,000	1,122,110
Xcel Energy, Inc., 5.5%, 3/15/2034	343,000	350,316
		$43,149,180
Utilities - Other – 0.1%
Aegea Finance S.à r.l., 9%, 1/20/2031 (n)	$748,000	$793,152
National Central Cooling Co. PJSC, 2.5%, 10/21/2027	957,000	886,822
		$1,679,974
Total Bonds		$940,109,623
Common Stocks – 30.3%
Aerospace & Defense – 0.4%
General Dynamics Corp.	19,961	$5,669,124
Leidos Holdings, Inc.	11,288	1,867,035
		$7,536,159
Alcoholic Beverages – 0.3%
Ambev S.A.	1,444,300	$3,078,381
Kirin Holdings Co. Ltd.	234,100	3,268,858
		$6,347,239
Apparel Manufacturers – 0.1%
PVH Corp.	18,643	$2,020,342
Automotive – 0.3%
Compagnie Generale des Etablissements Michelin	211,184	$6,872,503
Broadcasting – 0.2%
Omnicom Group, Inc.	47,450	$4,973,709
Brokerage & Asset Managers – 0.1%
Euronext N.V.	11,270	$1,260,689
IG Group Holdings PLC	64,819	791,070
		$2,051,759
Business Services – 0.4%
Pluxee N.V. (a)	47,752	$1,027,649
Sodexo	64,565	5,370,670
Tata Consultancy Services Ltd.	14,533	734,568
Verisk Analytics, Inc., “A”	5,805	1,707,889
		$8,840,776
Cable TV – 0.1%
Comcast Corp., “A”	63,960	$2,762,432
Chemicals – 0.0%
Nutrien Ltd.	18,686	$872,810
Computer Software - Systems – 0.5%
Hon Hai Precision Industry Co. Ltd.	1,413,000	$8,504,187
NEC Corp.	8,400	715,437
Samsung Electronics Co. Ltd.	56,675	2,201,917
		$11,421,541

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 3.9%
American Homes 4 Rent, “A”, REIT	220,671	$8,449,493
Anhui Conch Cement Co. Ltd.	1,190,500	3,105,759
Compagnie de Saint-Gobain S.A.	75,618	6,909,490
Equity Lifestyle Properties, Inc., REIT	184,645	13,170,728
Essex Property Trust, Inc., REIT	46,606	14,469,299
Heidelberg Materials AG	45,330	5,727,945
Masco Corp.	20,465	1,648,660
Mid-America Apartment Communities, Inc., REIT	87,249	14,322,796
Sun Communities, Inc., REIT	106,843	13,497,476
		$81,301,646
Consumer Products – 1.1%
Colgate-Palmolive Co.	108,351	$10,469,957
Kenvue, Inc.	44,314	1,067,081
Kimberly-Clark Corp.	78,921	10,997,642
		$22,534,680
Electrical Equipment – 0.1%
Mitsubishi Electric Corp.	78,000	$1,327,626
Electronics – 0.4%
Lam Research Corp.	51,270	$3,787,828
NVIDIA Corp.	29,088	4,021,416
Taiwan Semiconductor Manufacturing Co. Ltd.	49,000	1,502,447
		$9,311,691
Energy - Independent – 0.6%
Phillips 66	64,513	$8,643,452
Valero Energy Corp.	30,725	4,273,233
		$12,916,685
Energy - Integrated – 1.1%
Aker BP ASA	24,048	$493,482
Cenovus Energy, Inc.	48,297	765,080
Eni S.p.A.	269,221	3,819,592
Exxon Mobil Corp.	39,380	4,645,265
PetroChina Co. Ltd.	6,732,000	4,766,921
Petroleo Brasileiro S.A., ADR	80,720	1,152,682
Suncor Energy, Inc.	67,562	2,688,197
TotalEnergies SE	77,203	4,491,265
		$22,822,484
Engineering - Construction – 0.1%
Doosan Bobcat, Inc.	60,316	$1,677,546
Food & Beverages – 0.7%
General Mills, Inc.	140,647	$9,319,270
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	228,600	903,269
Nomad Foods Ltd.	51,589	944,594
PepsiCo, Inc.	19,125	3,125,981
WH Group Ltd.	986,000	781,816
		$15,074,930
Food & Drug Stores – 0.4%
Tesco PLC	1,699,079	$7,934,927

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Forest & Paper Products – 0.7%
Rayonier, Inc., REIT	237,058	$7,555,038
Weyerhaeuser Co., REIT	249,118	8,036,547
		$15,591,585
Gaming & Lodging – 0.3%
Aristocrat Leisure Ltd.	39,116	$1,728,931
Ryman Hospitality Properties, Inc., REIT	34,094	3,997,181
		$5,726,112
Health Maintenance Organizations – 0.2%
Cigna Group	15,517	$5,241,643
Insurance – 1.4%
China Pacific Insurance Co. Ltd.	286,400	$899,900
Corebridge Financial, Inc.	203,832	6,598,042
DB Insurance Co. Ltd.	22,110	1,730,699
Hartford Financial Services Group, Inc.	27,781	3,425,675
Manulife Financial Corp. (l)	283,346	9,120,740
MetLife, Inc.	56,981	5,027,434
Samsung Fire & Marine Insurance Co. Ltd.	7,699	2,166,128
		$28,968,618
Leisure & Toys – 0.1%
Hasbro, Inc.	27,041	$1,761,721
Major Banks – 0.7%
ABN AMRO Group N.V., GDR	105,189	$1,638,096
DBS Group Holdings Ltd.	268,140	8,499,630
Erste Group Bank AG	32,740	1,798,270
UBS Group AG	67,696	2,189,396
		$14,125,392
Medical & Health Technology & Services – 1.2%
Encompass Health Corp.	63,714	$6,558,719
McKesson Corp.	5,386	3,385,101
Universal Health Services, Inc.	9,729	1,994,445
Ventas, Inc., REIT	200,410	12,840,269
		$24,778,534
Medical Equipment – 0.1%
Medtronic PLC	30,377	$2,628,826
Metals & Mining – 0.8%
Fortescue Ltd.	159,121	$1,971,362
Rio Tinto PLC	118,260	7,440,994
Toyota Tsusho Corp.	227,800	3,883,439
Vale S.A.	321,600	3,165,062
		$16,460,857
Network & Telecom – 0.3%
Qualcomm, Inc.	36,876	$5,845,952
Other Banks & Diversified Financials – 0.8%
American Express Co.	5,144	$1,567,274
China Construction Bank Corp.	8,649,000	6,502,255
KB Financial Group, Inc.	33,082	2,281,272
M&T Bank Corp.	12,413	2,730,736
Northern Trust Corp.	22,026	2,448,410

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Popular, Inc.	11,456	$1,138,268
Sberbank of Russia PJSC (a)(u)	1,738,404	0
		$16,668,215
Pharmaceuticals – 1.8%
AbbVie, Inc.	60,269	$11,025,008
Johnson & Johnson	41,983	6,507,785
Organon & Co.	290,320	4,607,378
Pfizer, Inc.	171,636	4,498,580
Roche Holding AG	35,104	10,185,183
Sanofi	14,958	1,457,789
		$38,281,723
Printing & Publishing – 0.2%
Lamar Advertising Co., REIT	26,332	$3,529,015
Wolters Kluwer N.V.	7,115	1,189,332
		$4,718,347
Real Estate – 1.9%
DigitalBridge Group, Inc., REIT	48,321	$633,005
Farmland Partners, Inc., REIT	268,419	3,411,605
Federal Realty Investment Trust, REIT	111,143	12,964,831
Kimco Realty Corp., REIT	483,089	12,352,586
NNN REIT, Inc.	235,858	10,373,035
W.P. Carey, Inc., REIT	13,301	758,955
		$40,494,017
Real Estate - Office – 1.4%
Alexandria Real Estate Equities, Inc., REIT	40,125	$4,422,979
BXP, Inc., REIT	127,593	10,461,350
Cousins Properties, Inc., REIT	51,026	1,619,565
Douglas Emmett, Inc., REIT	379,006	7,337,556
Highwoods Properties, Inc., REIT	150,972	4,900,551
		$28,742,001
Real Estate - Storage – 2.1%
Americold Realty Trust, Inc.	23,980	$572,163
Extra Space Storage, Inc., REIT	75,489	12,905,600
Prologis, Inc., REIT	198,758	23,210,959
Rexford Industrial Realty, Inc., REIT	169,801	7,145,226
		$43,833,948
Restaurants – 0.2%
Aramark	55,847	$2,272,414
Texas Roadhouse, Inc.	8,424	1,729,195
		$4,001,609
Specialty Stores – 0.7%
Home Depot, Inc.	10,977	$4,710,560
NEXT PLC	23,524	3,022,356
Ross Stores, Inc.	12,329	1,909,392
Target Corp.	30,855	4,082,425
		$13,724,733
Telecommunications - Wireless – 1.2%
American Tower Corp., REIT	34,857	$7,285,113
KDDI Corp.	324,800	10,744,186
SBA Communications Corp., REIT	34,566	7,820,558
		$25,849,857

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 2.1%
Digital Realty Trust, Inc., REIT	94,501	$18,492,901
Equinix, Inc., REIT	21,533	21,134,209
Hellenic Telecommunications Organization S.A.	165,301	2,613,574
Koninklijke KPN N.V.	395,822	1,537,776
		$43,778,460
Tobacco – 0.6%
Altria Group, Inc.	82,890	$4,786,069
British American Tobacco PLC	147,505	5,617,735
Philip Morris International, Inc.	18,205	2,422,357
		$12,826,161
Utilities - Electric Power – 0.7%
CLP Holdings Ltd.	128,500	$1,078,347
Edison International	90,482	7,939,796
Iberdrola S.A.	221,555	3,163,023
PG&E Corp.	60,892	1,317,094
Xcel Energy, Inc.	17,633	1,279,450
		$14,777,710
Total Common Stocks		$637,427,506
Preferred Stocks – 0.2%
Aerospace & Defense – 0.1%
Boeing Co.	22,814	$1,263,667
Metals & Mining – 0.1%
Gerdau S.A.	604,758	$2,055,485
Utilities - Electric Power – 0.0%
NextEra Energy, Inc.	23,280	$1,137,926
Total Preferred Stocks		$4,457,078
Convertible Bonds – 0.1%
Utilities - Electric Power – 0.1%
Pacific Gas & Electric Co., 4.25%, 12/01/2027	$950,000	$1,068,074
Investment Companies (h) – 24.6%
Mutual Funds – 22.8%
MFS High Yield Pooled Portfolio (v)	57,036,540	$478,536,565
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 4.66% (v)	37,631,890	$37,635,654
Total Investment Companies		$516,172,219
Collateral for Securities Loaned – 0.4%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.59% (j)	7,788,898	$7,788,898

Other Assets, Less Liabilities – (0.3)%		(5,325,667)
Net Assets – 100.0%		$2,101,697,731
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $516,172,219 and $1,590,851,179, respectively.

Portfolio of Investments (unaudited) – continued
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $263,194,842, representing 12.5% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
TRY	Turkish Lira
ZAR	South African Rand
Derivative Contracts at 11/30/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
PHP	75,667,000	USD	1,283,871	Merrill Lynch International	2/05/2025	$4,140
TRY	27,983,042	USD	766,951	Morgan Stanley Capital Services, Inc.	1/17/2025	2,359
USD	5,080,605	BRL	28,283,726	Merrill Lynch International	12/20/2024	355,029
USD	660,450	CNH	4,757,300	Merrill Lynch International	1/17/2025	2,783
USD	5,257,329	CZK	120,915,290	Merrill Lynch International	1/17/2025	184,719
USD	795,216	EUR	739,017	Barclays Bank PLC	1/17/2025	11,507
USD	13,545,640	EUR	12,321,690	BNP Paribas S.A.	1/17/2025	478,790
USD	1,763,035	EUR	1,608,422	Goldman Sachs International	1/17/2025	57,343
USD	1,352,986	EUR	1,245,240	JPMorgan Chase Bank N.A.	1/17/2025	32,440
USD	1,734,973	HUF	634,145,455	Goldman Sachs International	1/17/2025	112,892
USD	1,681,746	INR	141,747,616	Barclays Bank PLC	12/12/2024	4,879
USD	1,675,971	INR	141,274,313	Morgan Stanley Capital Services, Inc.	12/12/2024	4,703
USD	874,639	MXN	17,294,841	Barclays Bank PLC	1/17/2025	31,842
USD	874,272	MXN	17,294,841	HSBC Bank	1/17/2025	31,475

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	664,594	MYR	2,804,588	Barclays Bank PLC	12/12/2024	$33,383
USD	1,328,951	PHP	77,530,978	Citibank N.A.	2/05/2025	9,211
USD	986,749	PLN	3,899,342	UBS AG	1/17/2025	28,538
USD	685,064	ZAR	12,133,167	Merrill Lynch International	1/17/2025	15,165
						$1,401,198
Liability Derivatives
BRL	2,779,809	USD	485,132	Goldman Sachs International	12/20/2024	$(20,689)
EUR	2,055,732	USD	2,242,740	Merrill Lynch International	1/17/2025	(62,686)
EUR	1,887,883	USD	2,069,248	Morgan Stanley Capital Services, Inc.	1/17/2025	(67,195)
HUF	303,022,103	USD	823,424	HSBC Bank	1/17/2025	(48,324)
HUF	323,872,188	USD	879,830	JPMorgan Chase Bank N.A.	1/17/2025	(51,397)
INR	69,903,097	USD	829,612	Barclays Bank PLC	12/12/2024	(2,663)
INR	70,461,000	USD	836,203	Goldman Sachs International	12/12/2024	(2,653)
INR	142,657,832	USD	1,699,927	Merrill Lynch International	12/12/2024	(12,292)
MXN	11,364,337	USD	555,146	Morgan Stanley Capital Services, Inc.	1/17/2025	(1,349)
MYR	2,804,588	USD	685,953	Barclays Bank PLC	12/12/2024	(54,742)
ZAR	5,912,751	USD	334,187	BNP Paribas S.A.	1/17/2025	(7,731)
ZAR	5,752,622	USD	321,951	Morgan Stanley Capital Services, Inc.	1/17/2025	(4,336)
						$(336,057)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	7	$836,500	March – 2025	$22,553
U.S. Treasury Note 10 yr	Long	USD	52	5,781,750	March – 2025	79,026
U.S. Treasury Note 2 yr	Long	USD	196	40,397,438	March – 2025	93,556
U.S. Treasury Note 5 yr	Long	USD	413	44,439,445	March – 2025	319,052
						$514,187
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond 30 yr	Short	USD	28	$3,561,250	March – 2025	$(123,264)
U.S. Treasury Ultra Note 10 yr	Short	USD	6	688,781	March – 2025	(5,226)
						$(128,490)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/30/54	USD	1,750,000	centrally cleared	3.696% / Annually	Daily SOFR / Annually	$36,525	$—	$36,525
Liability Derivatives
Interest Rate Swaps
5/24/26	USD	14,600,000	centrally cleared	Daily SOFR / Annually	4.7585% / Annually	$(103,706)	$—	$(103,706)
At November 30, 2024, the fund had cash collateral of $12,000 and other liquid securities with an aggregate value of $972,259 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of November 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$460,512,247	$—	$—	$460,512,247
France	27,390,055	—	—	27,390,055
United Kingdom	25,751,676	—	—	25,751,676
Japan	19,939,546	—	—	19,939,546
China	16,178,104	—	—	16,178,104
Canada	13,446,827	—	—	13,446,827
Switzerland	12,374,579	—	—	12,374,579
South Korea	10,057,562	—	—	10,057,562
Taiwan	10,006,634	—	—	10,006,634
Other Countries	46,227,354	—	0	46,227,354
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	106,536,977	—	106,536,977
Non - U.S. Sovereign Debt	—	235,659,879	—	235,659,879
Municipal Bonds	—	3,718,195	—	3,718,195
U.S. Corporate Bonds	—	235,020,530	—	235,020,530
Residential Mortgage-Backed Securities	—	187,793,232	—	187,793,232
Commercial Mortgage-Backed Securities	—	9,412,272	—	9,412,272
Asset-Backed Securities (including CDOs)	—	16,611,997	—	16,611,997
Foreign Bonds	—	146,424,615	—	146,424,615
Mutual Funds	523,961,117	—	—	523,961,117
Total	$1,165,845,701	$941,177,697	$0	$2,107,023,398
Other Financial Instruments
Futures Contracts – Assets	$514,187	$—	$—	$514,187
Futures Contracts – Liabilities	(128,490)	—	—	(128,490)
Forward Foreign Currency Exchange Contracts – Assets	—	1,401,198	—	1,401,198
Forward Foreign Currency Exchange Contracts – Liabilities	—	(336,057)	—	(336,057)
Swap Agreements – Assets	—	36,525	—	36,525
Swap Agreements – Liabilities	—	(103,706)	—	(103,706)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets and liabilities.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 2/29/24	$0
Realized gain (loss)	(584,490)
Change in unrealized appreciation or depreciation	899,291
Sales	(314,801)
Balance as of 11/30/24	$0
The net change in unrealized appreciation or depreciation from investments held as level 3 at November 30, 2024 is $0. At November 30, 2024, the fund held one level 3 security.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended November 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$509,322,463	$30,091,597	$72,025,904	$(2,599,794)	$13,748,203	$478,536,565
MFS Institutional Money Market Portfolio	50,404,747	370,721,940	383,498,832	6,148	1,651	37,635,654
	$559,727,210	$400,813,537	$455,524,736	$(2,593,646)	$13,749,854	$516,172,219
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$25,650,777	$—
MFS Institutional Money Market Portfolio	2,079,491	—
	$27,730,268	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2024, are as follows:
United States	69.0%
Canada	2.5%
United Kingdom	2.3%
France	1.9%
Brazil	1.3%
Japan	1.3%
China	1.2%
Australia	0.9%
Switzerland	0.9%
Other Countries	18.7%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.